Sales and Other Operating Revenue - Practical Expedients (Details)	12 Months Ended
Dec. 31, 2019
Revenue, Practical Expedient [Abstract]
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true/false]	true
Revenue, Practical Expedient, Remaining Performance Obligation, Description	We have long-term commodity sales contracts which use prevailing market prices at the time of delivery, and under these contracts, the market-based variable consideration for each performance obligation (i.e., delivery of commodity) is allocated to each wholly unsatisfied performance obligation within the contract.